(LOSS)/INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Basic and diluted (loss)/income per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Numerator:
Net (loss)/income attributable to RISE Education Cayman Ltd—basic and diluted	(26,285)	53,923	(47,974)	(7,373)
Denominator:
Weighted average number of ordinary shares outstanding- basic and diluted	100,000,000	100,000,000	101,890,411
Basic and diluted (loss)/income per share	(0.26)	0.54	(0.47)	(0.07)